Statement of Cash Flows (USD $)	12 Months Ended		116 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011
OPERATING ACTIVITIES
Net Loss	$ (8,115,740)	$ (10,812,200)	$ (35,487,856)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash charges to consultants and employees for options and stock	795,226	570,664	3,800,645
Amortization of deferred financing costs	0	0	260,000
Amortization of discount on Bridge Loans	482,507	550,040	1,156,393
Impairment of intangible assets	0	0	26,087
Non-cash interest expense	4,106,212	3,238,054	8,570,732
(Gain) Loss on change in value of warrants and embedded derivative	(9,763,113)	(445,576)	(14,411,686)
Warrant Expense	557,935	206,275	764,210
Value of penalty shares issued	0	0	149,276
Depreciation expense	28,406	38,528	195,672
Amortization expense of intangibles	132,288	100,420	594,640
Interest Income	267	0	267
Write-off of intangible assets	33,211	0	33,211
(Gain) Loss on note retirement	(461,594)	(123,963)	(1,194,845)
Change in operating assets and liabilities:
(Increase) decrease in prepaid expenses	1,037	(2,066)	(37,473)
(Increase) decrease in grant receivable	244,479	(244,479)	0
(Increase) decrease in other current assets	(2,221)	0	(2,221)
(Increase) in other assets	(38,438)	(89,956)	(132,271)
(Increase) decrease in deferred expenses	(1,146,783)	212,952	(872,375)
Increase in accounts payable	739,536	388,924	3,906,728
Increase in accrued expenses	2,383,767	167,143	3,018,528
(Decrease) increase in interest payable	94,547	(178,700)	(65,862)
Increase in deferred rent	62,441	0	62,441
Net cash used in operating activities	(8,942,842)	(6,423,940)	(29,665,759)
INVESTING ACTIVITIES
Cash paid on acquisition of Great Expectations	0	0	(44,940)
Purchase of property and equipment	0	(12,436)	(150,093)
Cost of intangible assets	(296,358)	(854,773)	(2,915,740)
Net cash used in Investing Activities	(296,358)	(867,209)	(3,110,773)
FINANCING ACTIVITIES
Proceeds from convertible secured debenture	955,000	80,000	1,995,000
(Increase) decrease in deferred offering expenses	(52,000)	0	(52,000)
Cash paid for deferred financing costs	(25,000)	0	(584,493)
Proceeds from notes payable	7,691,063	1,255,000	13,951,952
Payment on notes payable	(769,379)	(1,798,119)	(2,691,089)
Net proceeds of issuance of Preferred Stock	1,342,672	7,032,827	8,610,499
Payment on cancellation of Warrants	0	0	(600,000)
Proceeds from the exercise of warrants	1,085,001	170,000	1,255,001
Net proceeds of issuance of Common Stock	0	0	11,988,230
Net cash provided by Financing Activities	10,227,357	6,739,708	33,873,070
Net increase (decrease) in cash	988,157	(551,441)	1,096,538
Cash at beginning of period	108,381	659,822	0
Cash at end of period	$ 1,096,538	$ 108,381	$ 1,096,538